Note K - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense	$ 1,446	$ 2,389	$ 2,579
Deferred tax (benefit) expense	367	(134)	1,907
Total income taxes	$ 1,813	$ 2,255	$ 4,486